AMANA MUTUAL FUNDS TRUST
S ATURNA INVESTMENT TRUST
1300 North State Street
Bellingham, Washington 98225

June 26, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, D.C. 20549-4720

Re:

Amana Mutual Funds Trust – File Nos. 002-96924; 811-04276

Saturna Investment Trust – File Nos. 33-13247; 811-05071

Ladies and Gentlemen:

On behalf of the Amana Mutual Funds Trust and Saturna Investment Trust, pursuant to Rule 14a-6 under Section 14(a) of the Securities Exchange Act of 1934, as amended, enclosed for filing with the U.S. Securities and Exchange Commission please find a notice of a meeting of shareholders, a preliminary proxy statement, and a form of proxy (collectively, the "Proxy Statement"). The Proxy Statement relates to a proposal to approve proposed new advisory agreements between Saturna Capital Corporation and each Trust, on behalf of each Fund, which will be presented at a special meeting of shareholders scheduled to be held on September 24, 2018.

If you have any questions or comments, please contact the undersigned at (360) 734-9900, extension 403, at your convenience.

Sincerely,

/s/ Nicole Trudeau
Nicole Trudeau
Chief Legal Officer and Secretary